3. Revenue (Details) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Receivables	€ 135	€ 210
Contract liabilities	€ 52,793	€ 61,847